Debt (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Company's Long-Term Debt
[a]	The Company’s long-term debt, net of unamortized issuance costs, is substantially uncollateralized and consists of the following:

	2022	2021
Senior Notes [note 13 [c]]
Cdn$425 million Senior Notes due 2022 at 3.100%	$—	$336
€550 million Senior Notes due 2023 at 1.900%	588	625
$750 million Senior Notes due 2024 at 3.625%	749	748
$650 million Senior Notes due 2025 at 4.150%	647	647
€600 million Senior Notes due 2027 at 1.500%	640	681
$750 million Senior Notes due 2030 at 2.450%	744	742
Bank term debt at a weighted average interest rate of approximately 3.98% [2021 – 4.86%], denominated primarily in Chinese renminbi, Brazilian real, euro and Indian rupee	114	187
Government loans at a weighted average interest rate of approximately 0.12% [2021 – 0.13%], denominated primarily in euro, Canadian dollar and Brazilian real	8	8
Other	11	19

	3,501	3,993
Less due within one year	654	455

	$2,847	$3,538

Schedule of Future Principal Repayments on Long-Term Debt
[b]	Future principal repayments on long-term debt are estimated to be as follows:

2023	$655
2024	762
2025	694
2026	3
2027	643
Thereafter	756

$3,513

Interest Expense, Net
[e]	Interest expense, net includes:

	2022	2021
Interest expense
Current	$25	$12
Long-term	101	110

	126	122
Interest income	(45)	(44)

Interest expense, net	$81	$78